                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3807
                                   ---------------------------------------------

                       SunAmerica Money Market Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                             Robert M. Zakem, ESQ.
                    Senior Vice President & General Counsel
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                   -----------------------------

Date of fiscal year end: December 31
                        --------------------------

Date of reporting period: June 30, 2003
                         -------------------------

Item 1. Reports to Shareholders

        SunAmerica Money Market Funds Inc., Semiannual Report at June 30, 2003.

                                    [GRAPHIC]



  SunAmerica

                           THE RETIREMENT SPECIALIST
    Money Market Funds
    2003 SEMIANNUAL REPORT


[LOGO] AIG SunAmerica
Mutual Funds

                        Table of Contents

                    STATEMENT OF ASSETS AND LIABILITIES  1
                    STATEMENT OF OPERATIONS............  2
                    STATEMENT OF CHANGES IN NET ASSETS.  3
                    FINANCIAL HIGHLIGHTS...............  4
                    PORTFOLIO OF INVESTMENTS...........  6
                    NOTES TO FINANCIAL STATEMENTS...... 11
                    DIRECTORS INFORMATION.............. 19

        SunAmerica Money Market Funds
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2003 -- (unaudited)


                                                                 Money
                                                                 Market     Municipal Money
                                                                  Fund        Market Fund
                                                             -------------- ---------------
ASSETS:
Investment securities, at value*............................ $1,870,010,773 $  108,426,460
Cash........................................................            852      1,182,226
Receivable for investments sold.............................             --        900,000
Receivables for fund shares sold............................      5,386,676        994,234
Interest receivable.........................................      1,387,466        365,965
Due from advisor............................................            419         16,759
Due from distributor........................................         66,185          3,164
Prepaid expenses............................................         50,140            690
                                                             -------------- --------------
  Total assets..............................................  1,876,902,511    111,889,498
                                                             -------------- --------------
LIABILITIES:
Payable for investments purchased...........................     49,991,250      2,692,233
Payable for fund shares repurchased.........................     21,739,891      1,794,555
Investment advisory and management fees payable.............        687,660         31,813
Distribution and service fees payable.......................        276,561         15,903
Accrued expenses............................................        825,048         65,488
                                                             -------------- --------------
  Total liabilities.........................................     73,520,410      4,599,992
                                                             -------------- --------------
   Net assets............................................... $1,803,382,101 $  107,289,506
                                                             ============== ==============
NET ASSETS WERE COMPOSED OF:
Common stock, $.001 par value (10 billion shares authorized) $    1,803,384 $      107,289
Paid-in capital.............................................  1,801,479,850    107,181,552
                                                             -------------- --------------
                                                              1,803,283,234    107,288,841
Undistributed net investment income.........................         98,867            665
                                                             -------------- --------------
   Net assets............................................... $1,803,382,101 $  107,289,506
                                                             ============== ==============
Class A:
Net assets.................................................. $1,712,054,739 $  103,612,780
Shares outstanding..........................................  1,712,054,080    103,612,000
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge) $         1.00 $         1.00
                                                             ============== ==============
Class B:
Net assets.................................................. $   56,089,104 $    3,494,952
Shares outstanding..........................................     56,089,390      3,494,927
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge) $         1.00 $         1.00
                                                             ============== ==============
Class II:
Net assets.................................................. $   26,120,767 $      181,774
Shares outstanding..........................................     26,121,523        181,777
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge) $         1.00 $         1.00
                                                             ============== ==============
Class I:
Net assets.................................................. $    9,117,491 $           --
Shares outstanding..........................................      9,119,755             --
Net asset value and redemption price per share.............. $         1.00 $           --
                                                             ============== ==============

*Amortized cost of investments.............................. $1,870,010,773 $  108,426,460
                                                             ============== ==============

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF OPERATIONS -- For the six months ended June 30, 2003 -- (unaudited)


                                                               Money Market Municipal Money
                                                                   Fund       Market Fund
                                                               ------------ ---------------
NET INVESTMENT INCOME:
Interest Income............................................... $12,096,034    $   620,766
                                                               -----------    -----------
EXPENSES:
Investment advisory and management fees.......................   4,217,460        182,934
Transfer agent fees and expenses -- Class A...................   2,063,186        111,173
Transfer agent fees and expenses -- Class B...................      84,160          4,651
Transfer agent fees and expenses -- Class II..................      40,550            802
Transfer agent fees and expenses -- Class I...................      10,048             --
Service fees -- Class A.......................................   1,309,075         75,617
Distribution and service fees -- Class B......................     287,482         15,865
Distribution and service fees -- Class II.....................     135,210            836
Custodian fees................................................     162,118         26,069
Registration fees -- Class A..................................      59,187         13,831
Registration fees -- Class B..................................       5,746          7,433
Registration fees -- Class II.................................       5,220          4,506
Registration fees -- Class I..................................       5,215             --
Printing expense..............................................      60,448          1,393
Directors' fees and expenses..................................      67,346          2,754
Audit and tax expenses........................................      23,510         19,821
Legal fees....................................................      17,497          2,874
Miscellaneous expenses........................................       1,086            753
                                                               -----------    -----------
Total expenses before reimbursements and custody credits......   8,554,544        471,312
   Less: Expenses waived or reimbursed........................    (189,614)       (34,253)
         Custody credits earned on cash balances..............     (10,722)          (512)
                                                               -----------    -----------
   Net expenses...............................................   8,354,208        436,547
                                                               -----------    -----------
Net investment income (loss)..................................   3,741,826        184,219
                                                               -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................... $ 3,741,826    $   184,219
                                                               ===========    ===========

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF CHANGES IN NET ASSETS


                                                                                        Municipal Money
                                                      Money Market Fund                   Market Fund
                                              --------------------------------  ------------------------------
                                                For the six                      For the six
                                               months ended        For the      months ended       For the
                                               June 30, 2003     year ended     June 30, 2003    year ended
                                                (unaudited)   December 31, 2002  (unaudited)  December 31, 2002
                                              --------------  ----------------- ------------- -----------------
INCREASE IN NET ASSETS
Operations:
 Net investment income....................... $    3,741,826   $   13,593,056   $    184,219     $   255,650
                                              --------------   --------------   ------------     -----------
Net increase (decrease) in net assets
 resulting from operations................... $    3,741,826   $   13,593,056   $    184,219     $   255,650

Dividends and distributions to shareholders:
 From net investment income (Class A)........     (3,703,011)     (13,331,197)      (181,450)       (254,054)
 From net investment income (Class B)........         (9,755)        (156,928)        (2,003)         (7,293)
 From net investment income (Class II).......         (4,933)         (82,581)          (101)           (403)
 From net investment income (Class I)........        (22,910)         (92,863)            --              --
                                              --------------   --------------   ------------     -----------
Total dividends and distributions to
 shareholders................................     (3,740,609)     (13,663,569)      (183,554)       (261,750)
                                              --------------   --------------   ------------     -----------
Increase (decrease) in net assets from
 capital share transactions (Note 5).........    (52,726,455)     671,802,549     15,354,069      85,299,083
                                              --------------   --------------   ------------     -----------
Total increase (decrease) in net assets......    (52,725,238)     671,732,036     15,354,734      85,292,983
                                              ==============   ==============   ============     ===========
Net Assets:
Beginning of period..........................  1,856,107,339    1,184,375,303     91,934,772       6,641,789
                                              --------------   --------------   ------------     -----------
End of period+............................... $1,803,382,101   $1,856,107,339   $107,289,506     $91,934,772
                                              ==============   ==============   ============     ===========
+Includes undistributed net investment
 income (loss)............................... $       98,867   $       97,650   $        665     $        --
                                              ==============   ==============   ============     ===========

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS


                                               MONEY MARKET FUND
                                               -----------------
                                                                                    Ratio of      Ratio of
                        Net                            Net                          expenses        net
                       Asset              Dividends   Asset             Net Assets     to        investment
                       Value      Net      from net   Value               end of    average      income to
       Period        beginning investment investment  end of    Total     period      net         average
       Ended         of period income(1)    income    period  Return(2)  (000's)     assets      net assets
-------------------- --------- ---------- ---------- -------- --------- ---------- --------      ----------
                                                     Class A
                                                     -------
12/31/98............  $1.000     $0.047    $(0.047)   $1.000    4.80%   $  687,801   0.95%(3)       4.70%(3)
12/31/99............   1.000      0.044     (0.044)    1.000    4.44       881,223   0.95(3)        4.36(3)
12/31/00............   1.000      0.054     (0.054)    1.000    5.57       971,137   0.95           5.47
12/31/01............   1.000      0.034     (0.034)    1.000    3.45     1,087,329   0.93           4.04
12/31/02............   1.000      0.010     (0.010)    1.000    1.04(7)  1,751,812   0.90           0.99
06/30/03(8).........   1.000      0.004     (0.004)    1.000    0.21     1,712,055   0.88(6)        0.42(6)
                                                     Class B
                                                     -------
12/31/98............  $1.000     $0.039    $(0.039)   $1.000    3.96%   $   34,828   1.75%(3)       3.88%(3)
12/31/99............   1.000      0.035     (0.035)    1.000    3.59        35,103   1.75(3)        3.53(3)
12/31/00............   1.000      0.046     (0.046)    1.000    4.72        24,090   1.76           4.62
12/31/01............   1.000      0.025     (0.025)    1.000    2.57        55,066   1.75           3.76
12/31/02............   1.000      0.003     (0.003)    1.000    0.28(7)     64,815   1.64(5)        0.26(5)
06/30/03(8).........   1.000      0.000     (0.000)    1.000    0.02        56,089   1.28(5)(6)     0.03(5)(6)
                                                     Class II
                                                     --------
12/31/98............  $1.000     $0.039    $(0.039)   $1.000    3.94%   $    1,433   1.75%(5)       3.83%(5)
12/31/99............   1.000      0.035     (0.035)    1.000    3.57         8,235   1.61           3.59
12/31/00............   1.000      0.046     (0.046)    1.000    4.73        11,012   1.75(5)        4.67(5)
12/31/01............   1.000      0.026     (0.026)    1.000    2.63        33,644   1.69(5)        3.51(5)
12/31/02............   1.000      0.003     (0.003)    1.000    0.27(7)     30,285   1.66(5)        0.26(5)
06/30/03(8).........   1.000      0.000     (0.000)    1.000    0.02        26,121   1.28(5)(6)     0.03(5)(6)
                                                     Class I
                                                     -------
11/16/01-12/31/01(4)  $1.000     $0.002    $(0.002)   $1.000    0.20%   $    8,336   0.80%(5)(6)    0.84%(5)(6)
12/31/02............   1.000      0.011     (0.011)    1.000    1.13(7)      9,195   0.80(5)        1.12(5)
06/30/03(8).........   1.000      0.006     (0.006)    1.000    0.25         9,117   0.80(5)(6)     0.51(5)(6)

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load.
(3)Net of transfer agent expense credits of:

                                    12/31/98 12/31/99
                                    -------- --------
                           Class A.   0.03%    0.01%
                           Class B.   0.01%      --

(4)Commencement of sales of respective class of shares
(5)Net of the following expense reimbursements (based on average net assets):

                     12/31/98 12/31/00 12/31/01 12/31/02 06/30/03(6)
                     -------- -------- -------- -------- -----------
            Class B.    -- %     -- %     -- %    0.04%     0.39%
            Class II   2.55     0.18     0.05     0.04      0.42
            Class I.     --       --     0.24     0.14      0.03

(6)Annualized
(7)The total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions (Note 3).
(8)Unaudited

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS


                                        MUNICIPAL MONEY MARKET FUND
                                        ---------------------------
                                                                                    Ratio of     Ratio of
                           Net                           Net                        expenses        net
                          Asset              Dividends  Asset            Net Assets    to       investment
                          Value      Net      from net  Value              end of    average     income to
        Period          beginning investment investment end of   Total     period      net        average
        Ended           of period income(1)    income   period Return(2)  (000's)   assets(5)  net assets(5)
----------------------- --------- ---------- ---------- ------ --------- ---------- ---------  -------------
                                              Class A
                                              -------
10/31/99(6)............  $1.000     $0.020    $(0.020)  $1.000   2.18%    $  3,651    1.05%        2.18%
10/31/00(6)............   1.000      0.030     (0.030)   1.000   3.06        4,452    0.97         3.03
10/31/01(6)............   1.000      0.020     (0.020)   1.000   2.39        3,972    0.78         2.39
11/01/01-12/31/01(6)...   1.000      0.013     (0.013)   1.000   2.05        3,829    0.62(3)      1.71(3)
12/31/02...............   1.000      0.009     (0.009)   1.000   0.92       88,050    0.78         0.71
06/30/03(7)............   1.000      0.004     (0.004)   1.000   0.17      103,613    0.83(3)      0.36(3)
                                              Class B
                                              -------
10/31/99(6)............  $1.000     $0.010    $(0.010)  $1.000   1.42%    $  2,841    1.80%        1.42%
10/31/00(6)............   1.000      0.030     (0.030)   1.000   2.48        2,777    1.54         2.44
10/31/01(6)............   1.000      0.020     (0.020)   1.000   2.39        2,613    0.78         2.38
11/01/01-12/31/01(6)...   1.000      0.008     (0.008)   1.000   1.97        2,618    1.13(3)      1.27(3)
12/31/02...............   1.000      0.002     (0.002)   1.000   0.24        3,714    1.39         0.16
06/30/03(7)............   1.000      0.001     (0.001)   1.000   0.05        3,495    1.08(3)      0.12(3)
                                              Class II
                                              --------
08/10/00-10/31/00(4)(6)  $1.000     $0.010    $(0.010)  $1.000   0.71%    $    108    0.75%(3)     2.78%(3)
10/31/01(6)............   1.000      0.020     (0.020)   1.000   2.40          136    0.78         2.33
11/01/01-12/31/01(6)...   1.000      0.008     (0.008)   1.000   1.97          195    1.15(3)      1.14(3)
12/31/02...............   1.000      0.002     (0.002)   1.000   0.24          170    1.39         0.19
06/30/03(7)............   1.000      0.001     (0.001)   1.000   0.05          182    1.08(3)      0.11(3)

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load.
(3)Annualized
(4)Commencement of sales of respective class of shares
(5)Net of the following expense reimbursements (based on average net assets):

              10/31/99 10/31/00  10/31/01 12/31/01(5) 12/31/02 06/30/03(3)
              -------- --------  -------- ----------- -------- -----------
     Class A.   0.84%    0.47%     1.18%     2.51%      0.20%     0.02%
     Class B.   0.89     0.46      1.18      2.59       1.25      0.96
     Class II     --     0.41(3)   1.18      7.84       9.68      5.99

(6)The financial information for the periods prior to November 16, 2001 reflects the financial information for the North American Municipal Money Market Fund.
(7)Unaudited

See Notes to Financial Statements

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2003 -- (unaudited)

                                                  Principal
                                                    Amount                                     Value
             Security Description               (in thousands)  Rate**       Maturity         (Note 2)
---------------------------------------------------------------------------------------------------------
BANK NOTES -- 1.1%
Wells Fargo Bank NA+
 (amortized cost $20,000,000)..................    $ 20,000      1.04%       07/01/03      $   20,000,000
                                                                                           --------------
COMMERCIAL PAPER -- 57.6%
Amstel Funding Corp............................      70,250    1.23-1.30 07/01/03-08/01/03     70,218,225
Bear Stearns Co., Inc..........................      80,000    0.95-1.21 08/08/03-09/19/03     79,853,535
Ciesco, LP.....................................      30,000      1.22        07/08/03          29,992,883
Corporate Receivables Corp.....................      80,000    1.03-1.23 07/02/03-08/04/03     79,956,258
CXC, Inc.......................................      60,000      0.98    07/21/03-08/01/03     59,958,350
Delaware Funding Corp. (LOC -- JP Morgan)......      30,000      1.18        07/14/03          29,987,217
Giro Funding U.S. Corp.........................      30,000      1.25        07/01/03          30,000,000
Govco, Inc.....................................      55,000    0.92-1.23 08/01/03-09/22/03     54,915,197
Greyhawk Capital Corp..........................      75,000    0.95-1.20 07/03/03-07/25/03     74,971,778
Kittyhawk Funding, LLC (LOC -- Bank of America)      60,000    0.98-1.00 07/14/03-07/21/03     59,972,717
Old Line Funding Corp..........................      30,000      1.00        07/22/03          29,982,500
Rabobank Nederland.............................      40,000      1.25        07/01/03          40,000,000
Sheffield Receivables Corp. (LOC -- Barclay)...      60,000    0.96-1.22 07/21/03-07/22/03     59,962,650
Sydney Capital Corp............................      55,000      1.24        07/14/03          54,975,372
Tulip Funding Corp. (LOC -- ABN AMRO)..........      30,000      1.27        07/01/03          30,000,000
UBS Finance, LLC...............................      80,000      1.31        07/01/03          80,000,000
United Parcel Service of America, Inc..........      30,000      1.18        07/31/03          29,970,500
White Pine Finance, LLC........................      60,062    0.95-1.25 07/15/03-10/15/03     59,963,327
Windmill Funding Corp. (LOC -- ABN AMRO).......      85,000    1.18-1.25 07/03/03-08/15/03     84,951,683
                                                                                           --------------
Total Commercial Paper
  (amortized cost $1,039,632,192)..............                                             1,039,632,192
                                                                                           --------------
GOVERNMENT AGENCIES -- 35.3%
Agency for International Development Panama+...       3,302      1.75        07/01/03           3,314,897
Federal Farm Credit Bank.......................      25,000      1.00        07/02/04          24,991,250
Federal Home Loan Bank.........................     218,000    1.02-4.13 07/09/03-07/16/04    218,029,646
Federal Home Loan Mtg. Corp....................      15,300      1.07        09/04/03          15,270,441
Federal National Mtg. Assoc....................     294,600    0.89-1.43 07/07/03-07/23/04    294,296,847
Student Loan Marketing Assoc...................      20,000      1.41        02/24/04          20,000,000
Student Loan Marketing Assoc.+.................      60,000    0.88-0.90     07/01/03          60,000,000
                                                                                           --------------
Total Government Agencies
  (amortized cost $635,903,081)................                                               635,903,081
                                                                                           --------------
MEDIUM TERM NOTES -- 5.8%
Beta Finance, Inc.+............................      30,000      1.06        07/01/03          30,000,000
Dorada Corp.+..................................      30,000      1.06        07/01/03          30,000,000
Sigma Finance Corp.+...........................      45,000    1.07-1.09     07/01/03          44,998,500
                                                                                           --------------
Total Medium Term Notes
  (amortized cost $104,998,500)................                                               104,998,500
                                                                                           --------------

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2003 -- (unaudited) (continued)

                                                                        Principal
                                                                          Amount                          Value
                        Security Description                          (in thousands)  Rate** Maturity    (Note 2)
---------------------------------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL MEDIUM TERM NOTES -- 1.0%
Illinois Student Assistance Corp.+...................................    $10,000      1.03%  07/02/03 $   10,000,000
Texas State Veterans Housing+........................................      7,415      1.05   07/02/03      7,415,000
                                                                                                      --------------
Total Taxable Municipal Medium Term Notes
  (amortized cost $17,415,000).......................................                                     17,415,000
                                                                                                      --------------
REPURCHASE AGREEMENTS -- 2.9%
State Street Bank & Trust Co. Joint Repurchase Agreement (See Note 2)      2,762      0.96   07/01/03      2,762,000
UBS Warburg, LLC Joint Repurchase Agreement (See Note 2).............     49,300      1.09   07/01/03     49,300,000
                                                                                                      --------------
Total Repurchase Agreements
  (amortized cost $52,062,000).......................................                                     52,062,000
                                                                                                      --------------
TOTAL INVESTMENTS
  (amortized cost $1,870,010,773*)...................................      103.7%                      1,870,010,773
Liabilities in excess of other assets................................       (3.7)                        (66,628,672)
                                                                         -------                      --------------
NET ASSETS...........................................................      100.0%                     $1,803,382,101
                                                                         =======                      ==============

--------
+  Variable rate security; maturity date reflects the next reset date
* At June 30, 2003, the cost of securities for Federal income tax purposes approximates the cost for book purposes.
** Rates shown are rates in effect as of June 30, 2003.
LOC-- Letter of Credit

    Portfolio breakdown as a percentage of net assets (excluding Repurchase
                            Agreements) by industry

       Government Agencies        35.3% Banking                     3.3%
       Receivable Company         18.0  Trade Receivables           3.3
       Securities Holding Company 16.1  Loan Receivables            3.0
       Finance                    14.7  Industrial and Commercial   1.7
       Trade and Term Receivables  4.4  Municipalities              1.0
                                                                  -----
                                                                  100.8%
                                                                  =====

See Notes to Financial Statements.

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2003 -- (unaudited)

                                                                        Principal
                                                                          Amount                        Value
                        Security Description                          (in Thousands)  Rate** Maturity  (Note 2)
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 101.1%
Arizona -- 4.2%
  Arizona Health Facilities Authority+...............................     $  200      1.08%  07/02/03 $   200,000
  Maricopa County, Arizona Industrial Development Authority+
   (LOC -- Harris Trust & Savings Bank)..............................        920      1.15   07/03/03     920,000
  Mesa, Arizona Industrial Development Authority, Series B+..........      3,350      1.03   07/02/03   3,350,000
                                                                                                      -----------
                                                                                                        4,470,000
                                                                                                      -----------
California -- 0.3%
  Irvine Ranch, California Water District, Series A+
   (LOC -- Landesbank Hessen-Thuerigen)..............................        300      0.90   07/01/03     300,000
                                                                                                      -----------
Colorado -- 3.4%
  Colorado Educational & Cultural Facilities Authority+
   (LOC -- Wells Fargo Bank N.A.)....................................      1,500      1.00   07/03/03   1,500,000
  Colorado Health Facilities Authority+
   (LOC -- KBC Bank N.V.)............................................      1,150      1.05   07/02/03   1,150,000
  Colorado Springs, Colorado Revenue+
   (LOC -- Wells Fargo Bank N.A.)....................................      1,025      1.10   07/03/03   1,025,000
                                                                                                      -----------
                                                                                                        3,675,000
                                                                                                      -----------
Delaware -- 0.6%
  Delaware Transportation Authority..................................        627      5.25   07/01/03     627,299
                                                                                                      -----------
District of Columbia -- 0.9%
  District of Columbia Revenue+
   (LOC --Bank of America N.A.)......................................      1,000      1.05   07/03/03   1,000,000
                                                                                                      -----------
Florida -- 15.5%
  Dade County, Florida Water and Sewer Systems+......................      1,900      0.95   07/02/03   1,900,000
  Jacksonville, Florida Health Facilities Authority+.................      4,700      0.95   07/02/03   4,700,000
  Lakeland, Florida Energy Systems+..................................      2,000      0.95   07/02/03   2,000,000
  Lakeland, Florida Energy Systems, Series A+........................      3,100      0.95   07/02/03   3,100,000
  Palm Beach County, Florida+
   (LOC -- Bank of America N.A.).....................................      4,000      1.00   07/03/03   4,000,000
  University South Florida Foundation, Inc.+
   (LOC -- Wachovia Bank N.A.).......................................        900      1.03   07/02/03     900,000
                                                                                                      -----------
                                                                                                       16,600,000
                                                                                                      -----------
Georgia -- 1.9%
  Hapeville, Georgia Industrial Development Authority+
   (LOC -- Bank of America N.A.).....................................      2,100      0.90   07/01/03   2,100,000
                                                                                                      -----------
Illinois -- 9.8%
  Chicago O'Hare International Airport, Series B+
   (LOC -- Societe Generale).........................................        845      1.10   07/02/03     845,000
  Chicago O'Hare International Airport, Series A+
   (LOC -- Bayerische Landesbank)....................................      4,300      1.02   07/02/03   4,300,000
  Chicago, Illinois Water+
   (LOC -- Bank One N.A.)............................................        500      1.00   07/02/03     500,000
  Illinois Health Facilities Authority, Series B+....................        850      1.05   07/03/03     850,000
  Jackson-Union Counties, Illinois Regional Port District+
   (LOC -- First Union National Bank)................................      4,000      1.03   07/02/03   4,000,000
                                                                                                      -----------
                                                                                                       10,495,000
                                                                                                      -----------
Indiana -- 5.1%
  Indiana Bond Bank, Series A........................................      2,692      2.00   08/01/03   2,692,233
  Indiana Secondary Market Education Loans, Inc., Series B+..........        300      1.00   07/02/03     300,000
  Indianapolis, Indiana Local Public Improvement Bond Bank, Series H.      2,501      1.25   08/29/03   2,501,083
                                                                                                      -----------
                                                                                                        5,493,316
                                                                                                      -----------

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2003 -- (unaudited) (continued)

                                                                         Principal
                                                                           Amount                        Value
                        Security Description                           (in Thousands)  Rate** Maturity  (Note 2)
------------------------------------------------------------------------------------------------------------------
Iowa -- 0.2%
  Storm Lake, Iowa Higher Education Facilities+
   (LOC -- Wells Fargo Bank Northwest N.A.)...........................     $  235      1.10%  07/03/03 $   235,000
                                                                                                       -----------
Kansas -- 3.5%
  Sedgwick County, Kansas, Series A...................................      3,715      2.75   08/01/03   3,714,947
                                                                                                       -----------
Kentucky -- 2.2%
  Breckinridge County, Kentucky Lease Program, Series A+
   (LOC -- U.S. Bank N.A.)............................................      1,845      1.08   07/02/03   1,845,000
  Breckinridge County, Kentucky Lease Program+
   (LOC -- U.S. Bank N.A.)............................................        520      1.08   07/02/03     520,304
                                                                                                       -----------
                                                                                                         2,365,304
                                                                                                       -----------
Maine -- 0.3%
  Maine State Housing Authority+
   (LOC -- GE Capital Corp.)..........................................        300      1.05   07/02/03     300,000
                                                                                                       -----------
Michigan -- 11.4%
  Detroit, Michigan Sewage Disposal, Series C-2+......................      3,000      0.90   07/03/03   3,000,000
  Detroit, Michigan Sewage Disposal, Series C-1+......................      1,700      0.90   07/03/03   1,700,000
  Michigan State Building Authority...................................      2,528      5.00   10/15/03   2,527,713
  Michigan State General Obligation...................................      5,006      1.50   09/30/03   5,006,124
                                                                                                       -----------
                                                                                                        12,233,837
                                                                                                       -----------
Minnesota -- 3.7%
  Prior Lake, Minnesota Independent School District No. 719, Series D.      4,008      2.25   09/28/03   4,007,670
                                                                                                       -----------
Mississippi -- 0.5%
  Mississippi State Capital Improvements, Series A....................        500      5.50   07/01/03     500,000
                                                                                                       -----------
Missouri -- 3.7%
  Missouri Higher Education Loan Authority, Series B+.................      1,700      1.05   07/02/03   1,700,000
  St. Louis, Missouri Planned Industrial Expansion Authority+
   (LOC -- Bank of America N.A.)......................................        400      1.10   07/02/03     400,000
  Wright City, Missouri Industrial+
   (LOC -- Bank of America N.A.)......................................      1,915      1.05   07/03/03   1,915,000
                                                                                                       -----------
                                                                                                         4,015,000
                                                                                                       -----------
New Mexico -- 0.3%
  Albuquerque, New Mexico Educational Facilities+.....................        300      1.05   07/02/03     300,000
                                                                                                       -----------
New York -- 4.5%
  New York, New York General Obligation, Series B+....................        600      0.90   07/01/03     600,000
  Metropolitan Transportation Authority, New York, Series G-1+........      4,200      0.96   07/03/03   4,200,000
                                                                                                       -----------
                                                                                                         4,800,000
                                                                                                       -----------
North Carolina -- 4.0%
  Durham, North Carolina General Obligation+..........................        300      1.00   07/03/03     300,042
  North Carolina Medical Care Commission, Series B+
   (LOC -- Suntrust Bank).............................................      4,000      0.95   07/02/03   4,000,000
                                                                                                       -----------
                                                                                                         4,300,042
                                                                                                       -----------
Ohio -- 6.1%
  Franklin County, Ohio Industrial Development+
   (LOC -- Bank One Columbus N.A.)....................................        250      1.15   07/01/03     250,000
  Ohio State Air Quality Development Authority+
   (LOC -- Westdeutsche Landesbank)...................................      4,000      1.02   07/02/03   4,000,000
  Scioto County, Ohio Hospital Revenue+...............................      2,300      0.95   07/02/03   2,300,000
                                                                                                       -----------
                                                                                                         6,550,000
                                                                                                       -----------

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2003 -- (unaudited) (continued)

                                                                           Principal
                                                                         Amount/Shares                          Value
                         Security Description                            (in Thousands)    Rate**   Maturity   (Note 2)
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 1.0%
  Delaware Valley, Pennsylvania Regional Financial Authority, Series A+
   (LOC -- Toronto-Dominion Bank).......................................     $  300        0.95%    07/02/03 $    300,000
  Pennsylvania State Higher Educational Facilities Authority+...........        600        0.98     07/01/03      600,000
  Philadelphia, Pennsylvania Authority for Industrial Development+
   (LOC -- GE Capital Corp.)............................................        200        0.95     07/02/03      200,000
                                                                                                             ------------
                                                                                                                1,100,000
                                                                                                             ------------
South Carolina -- 0.3%
  South Carolina Educational Facilities Authority, Series B+............        300        0.90     07/03/03      300,000
                                                                                                             ------------
South Dakota -- 1.0%
  Lower Brule Sioux Tribe, South Dakota+
   (LOC -- Wells Fargo N.A.)............................................      1,115        1.00     07/03/03    1,115,000
                                                                                                             ------------
Tennessee -- 2.1%
  Metropolitan Government Nashville and Davidson Counties
   (LOC -- Bank of America N.A.)........................................        200        1.10     07/02/03      200,000
  Montgomery County, Tennessee General Obligation.......................      2,033        3.00     05/01/04    2,032,603
                                                                                                             ------------
                                                                                                                2,232,603
                                                                                                             ------------
Texas -- 11.9%
  Arlington, Texas Independent School District..........................      4,961     Zero Coupon 02/25/04    4,961,413
  Brazos River, Texas Authority+........................................      1,100        1.05     07/02/03    1,100,000
  Gulf Coast Waste Disposal Authority+
   (LOC -- Wells Fargo Bank Texas N.A.).................................        975        1.15     07/03/03      975,000
  North Texas Higher Education Authority, Series F+.....................        200        1.00     07/02/03      200,000
  Northside Independent School District, Series B+......................      1,500        1.27     08/01/03    1,500,000
  Texas State Tax & Revenue.............................................      4,008        2.75     08/29/03    4,008,283
                                                                                                             ------------
                                                                                                               12,744,696
                                                                                                             ------------
Utah -- 1.9%
  Utah Transit Authority, Series B+
   (LOC -- Bayerische Landesbank).......................................      2,000        0.90     07/03/03    2,000,000
                                                                                                             ------------
Washington -- 0.3%
  Port Seattle, Washington Industrial Development Corp.+
   (LOC -- Citibank N.A.)...............................................        300        1.03     07/02/03      300,000
                                                                                                             ------------
Wyoming -- 0.5%
  Wyoming Community Development Authority+..............................        500        1.03     07/03/03      500,000
                                                                                                             ------------
Other -- 0.0%
  SSgA Tax Free Money Market Fund -- Class A............................         52        0.40     07/01/03       51,746
                                                                                                             ------------
TOTAL INVESTMENTS
  (cost $108,426,460*)..................................................      101.1%                          108,426,460
Liabilities in excess of other assets...................................       (1.1)                           (1,136,954)
                                                                             ------                          ------------
NET ASSETS..............................................................      100.0%                         $107,289,506
                                                                             ======                          ============

--------
+  Variable rate security; maturity date reflects next reset date.
* At June 30, 2003, the cost of securities for Federal income tax purposes approximates the cost for book purposes.
** Rates shown are rates in effect as of June 30, 2003.
LOC -- Letter of Credit

See Notes to Financial Statements

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2003 -- (unaudited)

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland Corporation. The Corporation consists of two investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series with a distinct investment objective. Each Fund is advised by AIG SunAmerica Asset Management Corp. ("SAAMCo" or "Advisor"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective for each of the Funds is as follows:

   The SunAmerica Money Market Fund ("Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital through investment primarily in high quality money market instruments selected principally on the basis of quality and yield.

   The SunAmerica Municipal Money Market Fund ("Municipal Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation through investments selected primarily on the basis of quality and yield and under normal market conditions invests at least 80% of its assets in municipal securities that are exempt from regular federal income tax.

   The Money Market Fund currently offers four classes of shares: Class A, Class B, Class II and Class I. The Municipal Money Market Fund currently offers three classes of shares: Class A, Class B, and Class II. The classes within the Funds are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are sold with no front-end sales charges.
                    Contingent deferred sales charges ("CDSC") are imposed on Class A shares when shares are sold within two years of purchase. A 1.00% CDSC is imposed on shares sold within one year of original purchase; a 0.50% CDSC is charged on shares sold after the first year and within the second year after purchase.

   Class B shares-- Class B shares are offered at the next determined net asset value per share, without any initial sales charge. A declining CDSC may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares on the first business day of the month after eight years from the issuance of such shares and at such time are no longer subject to a distribution fee.

  Class II shares-- Class II shares are sold with a front-end sales charge of
                    1.00% at the next determined net asset value per share. Certain redemptions made within 18 months of the date of purchase are subject to a contingent deferred sales charge.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2003 -- (unaudited)
        (continued)


   Class I shares-- Class I shares are offered exclusively to certain institutions and have no front-end or contingent deferred sales charges.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B, and Class II shares of each Fund has its own 12b-1 plan, which allows for distributions and account maintenance and service fees.

   Indemnifications: Under the Funds' organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements:

   Security Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

   Repurchase Agreements: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2003 -- (unaudited)
        (continued)


   As of June 30, 2003, the following Fund held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                  Percentage Principal
                   Interest   Amount
                  ---------- ----------
Money Market Fund    1.08%   $2,762,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated June 30, 2003, bearing interest at a rate of 0.96% per annum, with a principal amount of $255,436,000, a repurchase price of $255,442,812, and a maturity date of July 1, 2003. The repurchase agreement is collateralized by the following:

                    Interest Maturity
Type of Collateral    Rate     Date   Principal Amount Market Value
------------------  -------- -------- ---------------- ------------
U.S. Treasury Notes   1.63%  04/30/05   $100,900,000   $ 81,607,876
U.S. Treasury Notes   2.00   11/30/04    161,200,000    163,215,000
U.S. Treasury Bond.   8.75   11/15/08     15,140,000     15,745,600

   In addition, at June 30, 2003, the following Fund held an undivided interest in a joint repurchase agreement with UBS Warburg, LLC:

                  Percentage  Principal
                   Interest    Amount
                  ---------- -----------
Money Market Fund   12.33%   $49,300,000

   As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Warburg, LLC, dated June 30, 2003, bearing interest at a rate of 1.09% per annum, with a principal amount of $400,000,000, a repurchase price of $400,012,111, and a maturity date of July 1, 2003. The repurchase agreement is collateralized by the following:

                    Interest Maturity
Type of Collateral    Rate     Date   Principal Amount Market Value
------------------  -------- -------- ---------------- ------------
U.S. Treasury Bonds  10.375% 11/15/12   $303,068,000   $408,005,295

   Securities Transactions, Investment Income and Distributions to
   Shareholders: Securities transactions are recorded as of the trade date. Interest income, including the accretion of discount and amortization of premium, is accrued daily. Realized gains and losses on sales of investments are calculated on the identified cost basis.

   Common expenses incurred by the Corporation are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value of outstanding

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2003 -- (unaudited)
        (continued)

   shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Dividends from net investment income are declared daily and paid monthly.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement

   The Funds have an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of the Funds and administers its corporate affairs, subject to general review by the Directors. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee payable to SAAMCo is computed daily and payable monthly, at an annual rate of 0.50% on the first $600 million of daily net assets, 0.45% on the next $900 million of the net assets and 0.40% on net assets over $1.5 billion for the Money Market Fund and 0.35% of average daily net assets of the Municipal Money Market Fund.

   The Municipal Money Market Fund is sub-advised by AIG Global Investment Corp. ("AIGGIC"). AIGGIC is an indirectly wholly-owned subsidiary of AIG and receives fees at a rate of 0.25% of the Fund's first $200 million of net assets, 0.20% on the next $300 million and 0.15% on net assets over $500 million.

   SAAMCo contractually agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund's average net assets: Money Market Fund 0.80% for Class I, Municipal Money Market Fund 0.95% for Class A, and 1.70% for Class B and Class II. Also, SAAMCo has agreed to voluntarily waive fees or reimburse additional expenses for the period January 1, 2003 through June 30, 2003, for the Municipal Money Market Fund at the following percentages of the Fund's average net assets: 0.02% for Class A, 0.12% for Class B and Class II, respectively. For the six months ended June 30, 2003, SAAMCo reimbursed the Money Market Fund for expenses of $1,290 for Class I and for the Municipal Money Market Fund $11,800, $8,070, and $5,092 for Class A, Class B, and Class II, respectively.

   The Funds have a distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Advisor. The Funds have adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Directors and the shareholders of each class of shares of the Funds have adopted Distribution Plans hereinafter referred to as the "Class A Plan," the "Class B Plan," and the "Class II Plan." In adopting the Class A Plan, the Class B Plan, and the Class II Plan, the Directors determined that there was a reasonable likelihood that each such Plan would benefit

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2003 -- (unaudited)
        (continued)

   the Funds and the shareholders of the respective class. The sales charge and distribution fees of the Class B shares and Class II shares will not be used to subsidize the sale of Class A shares.

   Under the Class B Plan and the Class II Plan the Distributor receives payments from the Funds at the annual rate of up to 0.75% of the average daily net assets of the Fund's Class B and Class II shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include distribution fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution, and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class II Plans may exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Distribution Plans provide that each class of shares of the Funds may also pay the Distributor an account maintenance and service fee of up to an annual rate of 0.15% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.15% per year of the assets maintained in the Funds by their customers. Accordingly, for the period ended June 30, 2003, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   For the period ended June 30, 2003, SACS voluntarily reimbursed the Money Market Fund for expenses of $125,495 and $62,829 for Class B and Class II, respectively and for the Municipal Money Market Fund $8,828 and $463 for Class B and Class II, respectively.

   SACS receives sales charges on each Fund's Class II shares, portions of which are reallowed to affiliated broker-dealer and non-affiliated broker-dealers. SACS also receives the proceeds of CDSC paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class II shares. SACS has advised the Funds for the period ended June 30, 2003 the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                           Class A                   Class B
                            ------------------------------------- -------------
                                                                   Contingent
                             Sales    Affiliated   Non-affiliated   Deferred
                            Charges Broker-dealers Broker-dealers Sales Charges
                            ------- -------------- -------------- -------------
Money Market Fund..........   $--        $--            $--         $304,139
Municipal Money Market Fund    --         --             --            3,919

                                          Class II                  Class II
                            ------------------------------------- -------------
                                                                   Contingent
                             Sales    Affiliated   Non-affiliated   Deferred
                            Charges Broker-dealers Broker-dealers Sales Charges
                            ------- -------------- -------------- -------------
Money Market Fund.......... $24,860    $14,285        $10,575        $26,031
Municipal Money Market Fund     516        188            328            109

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2003 -- (unaudited)
        (continued)


   The Funds entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Advisor. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to its shareholders. The Service Agreement permits the Funds to reimburse SAFS for the costs incurred in providing such services, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Directors. For the period ended June 30, 2003 the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                          Payable at
                                               Expenses  June 30, 2003
                                              ---------- -------------
         Money Market Fund Class A........... $1,919,977   $313,808
         Money Market Fund Class B...........     70,273     10,457
         Money Market Fund Class II..........     33,051      4,846
         Money Market Fund Class I...........      9,923      1,636
         Municipal Money Market Fund Class A.    110,904     19,331
         Municipal Money Market Fund Class B.      3,878        634
         Municipal Money Market Fund Class II        204         32

   At June 30, 2003, the Variable Annuity and Life Insurance Company ("VALIC"), an indirect wholly-owned subsidiary of AIG owned 27% and 71% of the outstanding shares of Money Market Class I shares and Municipal Money Market Class B shares, respectively.

   On August 27, 2002, the Municipal Money Market Fund purchased 16,600,000 par value of Maryland State Health & Higher Educational Facilities 1.25% due 08/29/02, 8,600,000 par value of Metropolitan Government Nashville and Davidson Counties 1.30% due 08/29/02, and 8,800,000 par value of Orange County, California Special Financing Authority Teeter Plan 1.30% due 09/04/02. These transactions represented 18.21%, 9.66% and 9.66%, respectively, of the Fund's total assets. The Fund has an investment restriction that states the Fund may not invest more than 5% of its total assets in securities issued by the same issuer. To correct the investment restriction violation, the Fund sold 12,600,000 par value of Maryland State Health & Higher Educational Facilities 1.25% due 08/29/02, 4,000,000 par value of Metropolitan Government Nashville and Davidson Counties 1.30% due 08/29/02, and 4,800,000 par value of Orange County, California Special Financing Authority Teeter Plan 1.30% due 09/04/02 on August 28, 2002, resulting in no gain or loss to the Fund.

   On October 17, 2002, the Money Market Fund purchased Edison Asset Securitization 1.75%, 11/18/02 commercial paper. The Fund has an investment restriction that states the Fund may not invest in more than 5% of its total assets in securities issued by the same issuer. This transaction added to the position previously held by the Fund and represented 5.87% of the total net assets. Therefore, the Fund sold the security at a gain of $3,519 to the Fund. The gain to the Fund increased the Fund's total return by less than 0.01%.

       SunAmerica Money Market Funds
       NOTES TO FINANCIAL STATEMENTS -- June 30, 2003 (unaudited) -- (continued)


Note 4. Federal Income Taxes

   It is the Funds' policy to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income or excise tax provisions are required. Each Fund is treated as a separate taxpayer for Federal Income Tax purposes.

   All dividends paid by the Money Market Fund during the year ended December 31, 2002 were taxable to shareholders as ordinary dividends. Except for $137, all dividends paid by the Municipal Money Market Fund for the year ended December 31, 2002, were exempt from Federal Income Taxes. Additionally, on a tax basis, distributable earnings of $242,930 and $112 for the Money Market Fund and the Municipal Money Market Fund at December 31, 2002, respectively, are undistributed ordinary income. As of December 31, 2002, the tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from cumulative pension expenses.

Note 5. Capital Share Transactions

   Transactions in each class of shares of the Funds, all at $1.00 per share, for the six months ended June 30, 2003 and for the prior year were as follows:

                                                                               Money Market Fund
                               ----------------------------------------------------------------------------------------
                                           Class A                       Class B                     Class II
                               ------------------------------  ---------------------------  --------------------------
                                  For the                         For the                      For the
                                six months        For the       six months      For the      six months     For the
                                   ended            year           ended          year          ended         year
                                 June 30,          ended         June 30,        ended        June 30,       ended
                                   2003         December 31,       2003       December 31,      2003      December 31,
                                (unaudited)         2002        (unaudited)       2002       (unaudited)      2002
                               -------------  ---------------  ------------   ------------  ------------  ------------
Shares sold................... $ 516,270,454* $ 4,238,009,787  $ 28,022,713   $ 92,235,061  $ 21,870,198  $ 71,755,313
Reinvested dividends..........     3,687,785       13,209,737         8,640        144,726         4,132        78,485
Shares redeemed...............  (559,716,780)  (3,586,667,134)  (36,757,329)*  (82,630,016)  (26,038,926)  (75,192,597)
                               -------------  ---------------  ------------   ------------  ------------  ------------
Net increase (decrease)....... $ (39,758,541) $   664,552,390  $ (8,725,976)  $  9,749,771  $ (4,164,596) $ (3,358,799)
                               =============  ===============  ============   ============  ============  ============
--------
*Includes automatic conversion of Class B shares in the amount of $719,923 to Class A shares.

                               -------------------------
                                        Class I
                               ------------------------
                                 For the
                               six months     For the
                                  ended         year
                                June 30,       ended
                                  2003      December 31,
                               (unaudited)      2002
                               -----------  ------------
Shares sold................... $ 3,374,317  $ 5,527,417
Reinvested dividends..........      19,920       92,936
Shares redeemed...............  (3,471,579)  (4,761,166)
                               -----------  -----------
Net increase (decrease)....... $   (77,342) $   859,187
                               ===========  ===========
--------
*Includes automatic conversion of Class B shares in the amount of $719,923 to Class A shares.

                                                         Municipal Money Market Fund
                               ------------------------------------------------------------------------------
                                         Class A                    Class B                   Class II
                               --------------------------  -------------------------  -----------------------
                                  For the                     For the                   For the
                                six months     For the      six months     For the    six months    For the
                                   ended         year          ended         year        ended        year
                                 June 30,       ended        June 30,       ended      June 30,      ended
                                   2003      December 31,      2003      December 31,    2003     December 31,
                                (unaudited)      2002       (unaudited)      2002     (unaudited)     2002
                               ------------  ------------  -----------   ------------ ----------- ------------
Shares sold................... $ 93,701,505* $150,624,322  $   971,441    $2,004,052   $ 146,042   $ 255,078
Reinvested dividends..........      177,120       257,388        1,749         7,255          87         392
Shares redeemed...............  (78,316,629)  (66,656,439)  (1,192,575)*    (912,543)   (134,671)   (280,422)
                               ------------  ------------  -----------    ----------   ---------   ---------
Net increase (decrease)....... $ 15,561,996  $ 84,225,271  $  (219,385)   $1,098,764   $  11,458   $ (24,952)
                               ============  ============  ===========    ==========   =========   =========

--------
*Includes automatic conversion of Class B shares in the amount of $7,677 to Class A shares.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2003 -- (unaudited)
        (continued)


Note 6. Director's Retirement Plan

   The Directors of the SunAmerica Money Market Funds, Inc. have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service and a Disinterested Director of any of the SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of June 30, 2003, the Money Market Fund and Municipal Money Market Fund had accrued $172,600 and $1,487, respectively, for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities. For the period ended June 30, 2003, the Money Market Fund and the Municipal Money Market Fund expensed $27,320 and $1,375, respectively, for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Operations.

        SunAmerica Money Market Funds
        DIRECTORS INFORMATION -- June 30, 2003 -- (unaudited)


   The following table contains basic information regarding the Directors that oversee operations of the Funds and other investment companies within the SunAmerica Mutual Funds complex.

                                      Term of                                     Number of
                       Position Held Office and                                 Funds in Fund
        Name,              With      Length of            Principal                Complex
     Address and        SunAmerica      Time          Occupations During           Overseen     Other Directorships Held
    Date of Birth*        Complex      Served            Past 5 years           by Director(1)       by Director(2)
    --------------     ------------- ---------- ------------------------------- -------------- ---------------------------
S. James Coppersmith     Director     18 years  Retired.                              45       Director of BJ's Wholesale
DOB: February 21, 1933                                                                         Club, Inc.; Member of
                                                                                               Board of Trustees of the
                                                                                               Boston Stock Exchange.
Judith L. Craven         Director     1 year    Retired Administrator.                75       Director, A.G. Belo
DOB: October 6, 1945                                                                           Corporation (1992 to
                                                                                               present); Director, Sysco
                                                                                               Corporation (1996 to
                                                                                               present); Director, Luby's
                                                                                               Inc. (1998 to present).
William F. Devin         Director     1 year    Retired.                              75       Member of the Board of
DOB: December 30, 1938                                                                         Governors, Boston Stock
                                                                                               Exchange (1985-Present);
                                                                                               formerly, Director, Cypress
                                                                                               Tree Senior Floating Rate
                                                                                               Fund, Inc. (October 1997-
                                                                                               May 2001).
Samuel M. Eisenstat      Chairman     17 years  Attorney, solo practitioner.          46       Director of North European
DOB: March 7, 1940       of the                                                                Oil Royalty Trust.
                         Board
Stephen J. Gutman        Director     18 years  Partner and Managing                  46       None
DOB: May 10, 1943                               Member of B.B. Associates
                                                LLC (menswear specialty
                                                retailing and other activities)
                                                (June 1988 to present)
Peter A. Harbeck(3)      Director     8 years   President, CEO and                    83       None
DOB: January 23, 1954                           Director, AIG SunAmerica
                                                Asset Management Corp.
                                                ("SAAMCo.") (August 1995
                                                to present"); Director, AIG
                                                SunAmerica Capital
                                                Services, Inc. ("SACS"),
                                                (August 1993 to present).
Sebastiano Sterpa        Director     11 years  Founder and Chairman of               37       Director, Real Estate
DOB: July 18, 1929                              the Board of the Sterpa                        Business Service and
                                                Group (real estate                             Countrywide Financial.
                                                investment and
                                                management) (1962 to
                                                present); Director/Trustee of
                                                SAMF.

        SunAmerica Money Market Funds
        DIRECTORS INFORMATION -- June 30, 2003 -- (unaudited) (continued)

--------
    * The business address for each Director is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

   (1) The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios), Anchor Pathway Fund (7 funds), Anchor Series Trust (8 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 portfolios), and VALIC Company II (15 funds).

   (2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

   (3) Interested Trustee, as defined within the Investment Company Act of 1940.

   Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SunAmerica Money Market Funds

If you would like additional information:

   [_] Call FastFacts -- our 24-hour, automated account and fund information hotline at 800-858-8850.

   [_] Visit www.sunamericafunds.com for more up-to-date information.

                             AIG SunAmerica Mutual Funds
                             thank you for your continued support.

[LOGO] AIG SunAmerica
Mutual Funds

            AIG SunAmerica Asset Management Corp.
            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors                                  Investment Adviser        This report is submitted
  S. James Coppersmith                      AIG SunAmerica Asset     solely for the  general
  Judith L. Craven                            Management Corp.       information of
  William F. Devin                          Harborside Financial     shareholders of the
  Samuel  M. Eisenstat                        Center                 Fund. Distribution of
  Stephen J. Gutman                         3200 Plaza 5             this report to  persons
  Peter A. Harbeck                          Jersey City, NJ          other than shareholders
  Sebastiano Sterpa                           07311-4992             of the  Fund is
                                                                     authorized only in
Officers                                   Distributor               connection  with a
  Robert M. Zakem, President                AIG SunAmerica Capital   currently effective
  Donna M. Handel, Treasurer                  Services, Inc.         prospectus,  setting
  Vacant, Secretary                         Harborside Financial     forth details of the
  Abbe P. Stein, Vice President               Center                 Fund, which  must
   and Assistant Secretary                  3200 Plaza 5             precede or accompany
  Gregory R. Kingston, Vice President       Jersey City, NJ          this report.
   and Assistant Treasurer                    07311-4992
  Michael Cheah, Vice President                                      The accompanying report
  Brian Wiese, Vice President              Shareholder Servicing     has not been examined by
  J. Steven Neamtz, Vice President         Agent                     independent accountants
  Stacey V. Morrison, Assistant Secretary   AIG SunAmerica Fund      and accordingly no
  Joseph P. Kelly, Assistant Secretary        Services, Inc.         opinion has been
  Laura E. Filippone, Assistant Treasurer   Harborside Financial     expressed thereon.
  Donald H. Guire, Assistant Treasurer        Center
                                            3200 Plaza 5
                                            Jersey City, NJ
                                              07311-4992

                                           Custodian and Transfer
                                           Agent
                                            State Street Bank and
                                              Trust Company
                                            P.O. Box 219373
                                            Kansas City, MO 64121

Distributed by: AIG SunAmerica Capital Services, Inc.
MMSAN 06/03

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Reserved.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Reserved.

Item 9.  Controls and Procedures.

    (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

    (b) During the period covered in this report there were no significant changes in the registrant's internal controls. However, a situation was discovered at the registrant's transfer agent which circumvented internal controls related to abandoned property procedures. The registrant is working with the transfer agent in developing corrective actions and enhancing the existing internal controls.

Item 10. Exhibits.

    (a)  Not applicable.

    (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

         (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By: /s/ Robert M. Zakem
    ---------------------------
      Robert M. Zakem
      President

Date: September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert M. Zakem
    ----------------------------
      Robert M. Zakem
      President

Date: September 8, 2003

By: /s/ Donna M. Handel
    ----------------------------
      Donna M. Handel
      Treasurer

Date: September 8, 2003